CUSTOMER DEPOSITS - Deposits Received (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure of Customer Deposits [Line Items]
Checking accounts	$ 12,217.2	$ 39,702,878	$ 36,017,602	[2]
Savings accounts	17,608.0	57,221,439	55,778,677	[2]
Other funds on demand	179.1	582,122	472,782	[2]
Total demand deposits		97,506,439	92,269,061
Balances on term deposits from customers	20,571.7	66,853,012	62,616,163	[2]
Total Customer deposits	$ 50,576.0	164,359,451	154,885,224	[2]
Colombia, Pesos
Disclosure of Customer Deposits [Line Items]
Total Customer deposits		99,388,366	96,797,225
Foreign currency
Disclosure of Customer Deposits [Line Items]
Total Customer deposits		64,965,716	58,083,025
Other currencies
Disclosure of Customer Deposits [Line Items]
Total Customer deposits		$ 5,369	$ 4,974

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.